Organization And Description Of Business - Additional Information (Detail)				9 Months Ended	12 Months Ended
	Nov. 13, 2022 USD ($)	Nov. 24, 2020 USD ($) $ / shares shares	Nov. 13, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Jun. 01, 2021 USD ($)	Jul. 07, 2020 USD ($)	Mar. 31, 2018 USD ($)
Date of Incorporation				Jul. 08, 2020
Proceeds From Issuance Of Warrants				$ 6,837,000
Assets Held-in-trust		$ 254,350,000
Stock Issuance Costs		14,437,777
Underwriting Fees		5,087,000
Deferred underwriting fees		8,902,250
Other Offering Costs		448,527
Additional Paid in Capital				$ 34,636,485	$ 34,636,485
Operating Expenses		$ 511,177
Share Redemption Price Per Share				10.00%	10.00%
Percentage Of Public Shares To Be Redeemed On Non Completion Of Business Combination				100.00%	100.00%
Operating bank accounts				$ 306,623	$ 306,623				$ 0
Assets Held-in-trust, Noncurrent				254,382,396	254,382,396
Working Capital Deficit				230,621	230,621
Barkbox Inc [Member]
Additional Paid in Capital				25,748,000	25,748,000	$ 17,931,000
Operating Expenses					246,539,000	162,040,000	$ 141,810,000
Operating bank accounts				$ 38,278,000	$ 38,278,000	$ 9,676,000	$ 11,341,000			$ 8,701,000
Common stock conversion ratio					8.7425
Preferred stock conversion ratio					8.7425
Number of shares covered by the options to purchase common stock | shares				29,257,576	29,257,576
Class of warrants or rights number of shares called by warrants or rights | shares				1,897,212	1,897,212
Common stock par or stated value per share | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Deposit Amount In Trust Account [Member]
Interest Income				$ 32,000
Forecast [Member]
Dissolution Expense	$ 100,000
Minimum [Member]
Percentage Of Fair Market Value Of Target Business To Asset Held In Trust Account				80.00%	80.00%
Percentage Of Voting Interests Acquired				50.00%	50.00%
Net Tangible Assets Required For Consummation Of Business Combination				$ 5,000,001	$ 5,000,001
Percentage Of Public Shares Eligible For Redemption Without Prior Consent From Shareholders				15.00%	15.00%
Private Warrant [Member]
Class of Warrant or Right, Issued During The Period | shares			4,500,000
Class of Warrant or Right, Issue Price | $ / shares			$ 1.50
Proceeds From Issuance Of Warrants			$ 6,750,000
Subsequent Event [Member]
Restricted cash								$ 396,000,000
Common Class A [Member]
Stock Issued During Period Shares | shares		25,435,000
Common stock par or stated value per share | $ / shares				$ 0.0001	$ 0.0001
Common Stock Including Additional Paid in Capital [Member]
Additional Paid in Capital		$ 13,926,600
IPO [Member] | Common Class A [Member]
Stock Issued During Period Shares | shares			25,000,000
Shares Issued Price Per Share | $ / shares			$ 10.00
Proceeds From Issuance Of IPO			$ 250,000,000
Over-Allotment Option [Member]
Proceeds From Issuance Of Common Stock And Warrants Gross		$ 87,000
Over-Allotment Option [Member] | Private Warrant [Member]
Class of Warrant or Right, Issued During The Period | shares		58,000
Class of Warrant or Right, Issue Price | $ / shares		$ 1.50
Proceeds From Issuance Of Warrants		$ 4,350,000
Over-Allotment Option [Member] | Common Class A [Member]
Stock Issued During Period Shares | shares		435,000
Shares Issued Price Per Share | $ / shares		$ 10.00
Private Placement [Member] | Barkbox Inc [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares					20,000,000
Sale of Stock, Price Per Share | $ / shares				$ 10.00	$ 10.00
Sale of Stock, Consideration Received on Transaction					$ 200,000,000